Schedule of Investments(a)
Invesco Bloomberg Pricing Power ETF (POWA)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Consumer Discretionary-8.27%
Best Buy Co., Inc.(b)	43,150	$3,883,500
Home Depot, Inc. (The)	10,145	4,353,524
Lowe’s Cos., Inc.	15,506	4,224,299
Tractor Supply Co.(b)	14,043	3,983,578
		16,444,901
Consumer Staples-15.03%
Archer-Daniels-Midland Co.(b)	63,416	3,462,514
Costco Wholesale Corp.	4,263	4,143,124
Dollar Tree, Inc.(b)(c)	37,557	2,676,687
Hershey Co. (The)(b)	19,024	3,350,697
Kroger Co. (The)	71,298	4,354,882
PepsiCo, Inc.	21,450	3,506,003
Sysco Corp.	48,724	3,757,108
Walmart, Inc.	49,949	4,620,282
		29,871,297
Financials-2.05%
MSCI, Inc.	6,692	4,079,644
Health Care-23.08%
Cardinal Health, Inc.	34,275	4,189,776
Cencora, Inc.	15,702	3,949,838
Cooper Cos., Inc. (The)(c)	40,126	4,191,562
GE HealthCare Technologies, Inc.(b)	44,486	3,702,125
IQVIA Holdings, Inc.(c)	15,215	3,055,781
McKesson Corp.	6,731	4,230,433
Mettler-Toledo International, Inc.(c)	2,625	3,284,400
STERIS PLC	16,027	3,510,875
Veeva Systems, Inc., Class A(b)(c)	18,656	4,250,769
Vertex Pharmaceuticals, Inc.(c)	7,731	3,619,113
Waters Corp.(b)(c)	11,140	4,285,781
Zoetis, Inc.	20,548	3,601,037
		45,871,490
Industrials-24.77%
AMETEK, Inc.	22,643	4,401,346
Booz Allen Hamilton Holding Corp.(b)	24,451	3,623,149
Cummins, Inc.	12,371	4,639,620
Dover Corp.	20,613	4,244,217
Fastenal Co.(b)	55,145	4,607,916
HEICO Corp.(b)	15,362	4,199,510
J.B. Hunt Transport Services, Inc.(b)	21,414	4,049,602
Johnson Controls International PLC	53,269	4,467,138
Lockheed Martin Corp.	6,786	3,592,576
Otis Worldwide Corp.(b)	39,998	4,118,994
Rollins, Inc.	75,089	3,779,230
Xylem, Inc.(b)	27,659	3,505,778
		49,229,076
	Shares	Value
Information Technology-20.20%
Accenture PLC, Class A (Ireland)	11,264	$4,081,736
ANSYS, Inc.(c)	11,354	3,986,389
Autodesk, Inc.(c)	14,905	4,350,769
Cadence Design Systems, Inc.(b)(c)	13,207	4,052,040
Lam Research Corp.	43,032	3,179,204
Microsoft Corp.	8,860	3,751,856
ServiceNow, Inc.(c)	4,478	4,699,392
Synopsys, Inc.(c)	6,653	3,715,634
VeriSign, Inc.(c)	20,820	3,897,088
Zebra Technologies Corp., Class A(c)	10,893	4,433,451
		40,147,559
Materials-4.40%
AptarGroup, Inc.(b)	25,153	4,350,463
CRH PLC	42,976	4,395,155
		8,745,618
Real Estate-2.09%
Iron Mountain, Inc.	33,525	4,146,037
Total Common Stocks & Other Equity Interests (Cost $170,544,833)		198,535,622
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $39,341)	39,341	39,341
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $170,584,174)		198,574,963
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.50%
Invesco Private Government Fund, 4.63%(d)(e)(f)	9,188,427	9,188,427
Invesco Private Prime Fund, 4.71%(d)(e)(f)	23,603,575	23,610,656
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,799,083)		32,799,083
TOTAL INVESTMENTS IN SECURITIES-116.41% (Cost $203,383,257)		231,374,046
OTHER ASSETS LESS LIABILITIES-(16.41)%		(32,616,142)
NET ASSETS-100.00%		$198,757,904
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
November 30, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,059	$413,328	$(398,046)	$-	$-	$39,341	$844
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,377,367	53,749,141	(50,938,081)	-	-	9,188,427	103,182 *
Invesco Private Prime Fund	16,604,083	90,129,641	(83,121,060)	(883)	(1,125)	23,610,656	274,088 *
Total	$23,005,509	$144,292,110	$(134,457,187)	$(883)	$(1,125)	$32,838,424	$378,114

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-12.58%
Alphabet, Inc., Class A	130,549	$22,056,254
AT&T, Inc.	372,845	8,635,090
Charter Communications, Inc., Class A(b)(c)	5,491	2,179,735
Comcast Corp., Class A	164,808	7,118,058
EchoStar Corp., Class A(b)(c)	15,210	384,661
Electronic Arts, Inc.	3,900	638,313
Fox Corp., Class A(c)	21,068	992,724
Frontier Communications Parent, Inc.(b)	6,296	219,164
IAC, Inc.(b)(c)	2,968	140,476
Interpublic Group of Cos., Inc. (The)	10,204	314,385
Liberty Broadband Corp., Class C(b)(c)	4,338	369,337
Liberty Media Corp.-Liberty Formula One(b)(c)	2,467	217,984
Live Nation Entertainment, Inc.(b)	2,124	293,643
Lumen Technologies, Inc.(b)(c)	352,171	2,584,935
Meta Platforms, Inc., Class A	24,379	14,001,347
Netflix, Inc.(b)	2,462	2,183,326
News Corp., Class A	13,335	391,382
Nexstar Media Group, Inc., Class A(c)	1,547	263,903
Omnicom Group, Inc.	4,284	449,049
Paramount Global, Class B	61,038	662,262
Pinterest, Inc., Class A(b)	4,626	140,260
Take-Two Interactive Software, Inc.(b)(c)	1,329	250,357
TEGNA, Inc.	11,984	224,940
Telephone and Data Systems, Inc.	9,926	339,271
T-Mobile US, Inc.	10,585	2,613,860
Verizon Communications, Inc.	169,486	7,515,009
Walt Disney Co. (The)	31,241	3,669,880
Warner Bros. Discovery, Inc.(b)	178,616	1,871,896
		80,721,501
Consumer Discretionary-12.16%
Academy Sports & Outdoors, Inc.(c)	3,139	154,596
Adient PLC(b)(c)	7,969	153,244
Advance Auto Parts, Inc.(c)	2,946	121,817
Airbnb, Inc., Class A(b)	5,894	802,232
Amazon.com, Inc.(b)	64,031	13,311,405
Aptiv PLC(b)	6,366	353,504
Aramark	8,349	339,721
Asbury Automotive Group, Inc.(b)(c)	1,035	268,924
Autoliv, Inc. (Sweden)	2,097	207,855
AutoNation, Inc.(b)	1,971	352,592
AutoZone, Inc.(b)	275	871,624
Best Buy Co., Inc.(c)	9,728	875,520
Booking Holdings, Inc.	518	2,694,626
BorgWarner, Inc.	9,998	343,131
Brunswick Corp.(c)	2,441	196,525
Burlington Stores, Inc.(b)	981	276,524
Caesars Entertainment, Inc.(b)	7,980	307,150
Capri Holdings Ltd.(b)	5,991	140,249
CarMax, Inc.(b)	5,912	496,431
Carnival Corp.(b)	29,375	747,006
Chipotle Mexican Grill, Inc.(b)	5,275	324,518
Coupang, Inc. (South Korea)(b)	13,620	345,403
D.R. Horton, Inc.	6,601	1,114,117
Dana, Inc.	12,237	122,370
Darden Restaurants, Inc.(c)	2,434	429,041
Deckers Outdoor Corp.(b)	1,129	221,239
Dick’s Sporting Goods, Inc.(c)	1,909	395,621
DoorDash, Inc., Class A(b)	2,487	448,854
eBay, Inc.	12,481	789,922
Expedia Group, Inc.(b)	5,100	941,562
Ford Motor Co.	318,412	3,543,926
	Shares	Value
Consumer Discretionary-(continued)
Gap, Inc. (The)	8,507	$206,295
Garmin Ltd.	1,620	344,412
General Motors Co.	109,967	6,113,066
Genuine Parts Co.	3,067	388,681
Goodyear Tire & Rubber Co. (The)(b)(c)	26,102	280,335
Group 1 Automotive, Inc.(c)	859	365,762
H&R Block, Inc.(c)	3,278	194,320
Harley-Davidson, Inc.(c)	5,584	187,790
Hasbro, Inc.	2,827	184,179
Hilton Worldwide Holdings, Inc.	2,404	609,270
Home Depot, Inc. (The)	13,998	6,006,962
Hyatt Hotels Corp., Class A(c)	1,567	247,492
KB Home	3,230	267,250
Kohl’s Corp.	13,717	205,343
Las Vegas Sands Corp.(c)	7,315	388,134
Lear Corp.	3,266	319,545
Lennar Corp., Class A	7,352	1,282,115
Lithia Motors, Inc., Class A(c)	1,429	552,880
LKQ Corp.(c)	8,751	343,827
Lowe’s Cos., Inc.	11,127	3,031,329
lululemon athletica, inc.(b)	943	302,382
Macy’s, Inc.	21,554	350,037
Marriott International, Inc., Class A	3,579	1,034,653
McDonald’s Corp.	6,155	1,821,942
MercadoLibre, Inc. (Brazil)(b)	303	601,507
Meritage Homes Corp.	980	187,249
MGM Resorts International(b)(c)	12,468	478,023
Mohawk Industries, Inc.(b)	2,149	298,346
Murphy USA, Inc.	678	371,408
Newell Brands, Inc.	25,562	245,140
NIKE, Inc., Class B	21,594	1,700,959
Norwegian Cruise Line Holdings Ltd.(b)	12,923	347,499
NVR, Inc.(b)	51	471,015
ODP Corp. (The)(b)(c)	4,100	105,288
O’Reilly Automotive, Inc.(b)	698	867,768
PENN Entertainment, Inc.(b)(c)	12,355	266,744
Polaris, Inc.	2,506	172,914
Pool Corp.	508	191,562
PulteGroup, Inc.	4,840	654,707
PVH Corp.	2,395	259,546
Ralph Lauren Corp.	1,319	305,217
RH(b)(c)	718	276,531
Ross Stores, Inc.	4,705	728,663
Royal Caribbean Cruises Ltd.	2,807	685,076
Service Corp. International(c)	2,817	249,558
Signet Jewelers Ltd.(c)	1,678	168,136
Skechers U.S.A., Inc., Class A(b)	3,238	206,649
Starbucks Corp.	13,354	1,368,251
Tapestry, Inc.	6,912	430,479
Taylor Morrison Home Corp., Class A(b)	4,067	300,429
Tesla, Inc.(b)	12,783	4,412,180
Thor Industries, Inc.(c)	2,370	264,492
TJX Cos., Inc. (The)	14,899	1,872,655
Toll Brothers, Inc.	2,821	465,945
Tractor Supply Co.	1,422	403,379
Ulta Beauty, Inc.(b)	916	354,162
V.F. Corp.(c)	17,827	360,640
Vail Resorts, Inc.(c)	893	160,061
Valvoline, Inc.(b)(c)	4,459	177,067
Whirlpool Corp.(c)	3,777	420,833
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Williams-Sonoma, Inc.(c)	1,790	$307,916
Yum! Brands, Inc.	1,176	163,393
		78,020,637
Consumer Staples-8.52%
Albertson’s Cos., Inc., Class A(c)	39,648	787,013
Altria Group, Inc.	38,671	2,232,864
Andersons, Inc. (The)	4,567	218,029
Archer-Daniels-Midland Co.	33,378	1,822,439
BJ’s Wholesale Club Holdings, Inc.(b)(c)	3,469	334,065
Brown-Forman Corp., Class B(c)	4,066	171,097
Bunge Global S.A.	9,102	816,813
Casey’s General Stores, Inc.	782	329,136
Church & Dwight Co., Inc.	2,268	249,775
Clorox Co. (The)	1,551	259,281
Coca-Cola Co. (The)	43,159	2,765,629
Colgate-Palmolive Co.	8,291	801,159
Conagra Brands, Inc.	14,389	396,417
Constellation Brands, Inc., Class A	2,634	634,662
Costco Wholesale Corp.	4,973	4,833,159
Darling Ingredients, Inc.(b)(c)	4,953	200,745
Dollar General Corp.	5,713	441,444
Dollar Tree, Inc.(b)(c)	5,713	407,166
Estee Lauder Cos., Inc. (The), Class A	3,876	279,537
General Mills, Inc.	12,970	859,392
Hershey Co. (The)(c)	2,310	406,860
Hormel Foods Corp.(c)	10,902	353,552
Ingredion, Inc.	1,631	240,312
J.M. Smucker Co. (The)(c)	3,561	419,450
Kellanova	6,305	512,533
Keurig Dr Pepper, Inc.	21,759	710,431
Kimberly-Clark Corp.	4,838	674,175
Kraft Heinz Co. (The)	44,178	1,412,371
Kroger Co. (The)	39,608	2,419,257
McCormick & Co., Inc.	3,647	285,961
Molson Coors Beverage Co., Class B(c)	9,031	560,464
Mondelez International, Inc., Class A	21,544	1,399,283
Monster Beverage Corp.(b)	5,248	289,322
PepsiCo, Inc.	16,248	2,655,736
Performance Food Group Co.(b)(c)	8,655	763,717
Philip Morris International, Inc.	17,933	2,386,165
Post Holdings, Inc.(b)	1,894	228,189
Procter & Gamble Co. (The)	27,580	4,943,991
Sysco Corp.	15,177	1,170,298
Target Corp.(c)	12,837	1,698,463
The Campbell’s Company(c)	4,269	197,228
Tyson Foods, Inc., Class A	17,835	1,150,357
United Natural Foods, Inc.(b)(c)	31,631	785,398
US Foods Holding Corp.(b)	9,308	649,419
Walgreens Boots Alliance, Inc.(c)	92,145	831,148
Walmart, Inc.	93,539	8,652,357
		54,636,259
Energy-9.56%
Antero Resources Corp.(b)	8,691	284,109
APA Corp.	15,297	346,477
Baker Hughes Co., Class A	25,138	1,104,815
Cheniere Energy, Inc.	7,139	1,599,207
Chevron Corp.	65,349	10,581,964
Chord Energy Corp.	1,931	246,241
Civitas Resources, Inc.(c)	4,481	232,474
CNX Resources Corp.(b)(c)	8,353	338,464
ConocoPhillips	37,832	4,098,719
	Shares	Value
Energy-(continued)
Coterra Energy, Inc.	29,339	$783,938
CVR Energy, Inc.(c)	7,740	149,769
Delek US Holdings, Inc.(c)	8,800	167,640
Devon Energy Corp.	19,621	744,617
Diamondback Energy, Inc.	5,409	960,584
EOG Resources, Inc.	16,133	2,149,884
EQT Corp.	13,314	604,988
Expand Energy Corp.	5,804	574,364
Exxon Mobil Corp.	125,676	14,824,741
Halliburton Co.	19,208	611,967
Helmerich & Payne, Inc.	4,450	154,103
Hess Corp.	3,559	523,814
HF Sinclair Corp.	13,613	557,180
Kinder Morgan, Inc.	64,058	1,810,920
Marathon Petroleum Corp.	25,424	3,969,958
Matador Resources Co.	3,311	198,693
Murphy Oil Corp.(c)	6,190	200,989
NOV, Inc.	9,277	148,617
Occidental Petroleum Corp.	34,251	1,732,416
ONEOK, Inc.	10,124	1,150,086
Ovintiv, Inc.	12,561	570,521
PBF Energy, Inc., Class A(c)	12,151	382,635
Peabody Energy Corp.	10,324	246,227
Permian Resources Corp.	12,313	192,822
Phillips 66	22,135	2,965,647
Range Resources Corp.(c)	5,550	198,357
Schlumberger N.V.	25,158	1,105,442
SM Energy Co.(c)	4,357	196,893
Targa Resources Corp.	4,421	903,210
TechnipFMC PLC (United Kingdom)(c)	7,368	231,134
Valero Energy Corp.	20,675	2,875,479
World Kinect Corp.(c)	21,125	611,569
		61,331,674
Financials-9.46%
Affiliated Managers Group, Inc.(c)	1,208	226,548
Allstate Corp. (The)	8,196	1,699,768
American Express Co.	11,514	3,508,086
American Financial Group, Inc.	2,330	342,184
Aon PLC, Class A	2,657	1,040,322
Arch Capital Group Ltd.(b)	6,808	685,702
Assurant, Inc.	1,704	386,978
Berkshire Hathaway, Inc., Class B(b)	39,498	19,078,324
Blackstone, Inc., Class A	8,828	1,686,943
Block, Inc., Class A(b)(c)	7,308	647,123
Bread Financial Holdings, Inc.(c)	5,400	317,682
Brown & Brown, Inc.	1,961	221,789
Cboe Global Markets, Inc.	1,042	224,916
Chubb Ltd.	9,547	2,756,505
Cincinnati Financial Corp.	4,025	643,316
Corpay, Inc.(b)	1,008	384,229
Everest Group Ltd.	1,607	622,809
First American Financial Corp.	3,747	262,852
Fiserv, Inc.(b)	10,323	2,280,970
Franklin Resources, Inc.(c)	9,168	208,664
Hartford Financial Services Group, Inc. (The)	9,448	1,165,033
Janus Henderson Group PLC	4,981	225,540
LPL Financial Holdings, Inc.(c)	1,251	406,763
Markel Group, Inc.(b)(c)	364	648,983
Marsh & McLennan Cos., Inc.	4,805	1,120,670
Mastercard, Inc., Class A	5,494	2,927,972
Moody’s Corp.	894	446,982
MSCI, Inc.	414	252,387
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Nasdaq, Inc.	3,861	$320,424
NU Holdings Ltd., Class A (Brazil)(b)	14,438	180,908
Old Republic International Corp.	11,161	434,944
OneMain Holdings, Inc.(c)	6,861	393,478
PayPal Holdings, Inc.(b)	24,628	2,136,972
Progressive Corp. (The)	7,440	2,000,467
Reinsurance Group of America, Inc.	2,921	667,156
RenaissanceRe Holdings Ltd. (Bermuda)	1,399	400,324
StoneX Group, Inc.(b)	7,043	730,782
T. Rowe Price Group, Inc.	4,115	509,602
TPG, Inc.(c)	5,071	354,767
Tradeweb Markets, Inc., Class A	1,471	199,321
Travelers Cos., Inc. (The)	6,975	1,855,629
Visa, Inc., Class A	15,077	4,750,461
W.R. Berkley Corp.	7,844	506,330
Western Union Co. (The)(c)	13,226	145,618
Willis Towers Watson PLC	2,026	652,372
		60,659,595
Health Care-13.66%
Abbott Laboratories	20,692	2,457,589
AbbVie, Inc.	23,615	4,319,892
Agilent Technologies, Inc.	2,525	348,374
Align Technology, Inc.(b)	761	177,138
Amgen, Inc.	4,972	1,406,430
Avantor, Inc.(b)	8,244	173,619
Baxter International, Inc.	12,235	412,442
Becton, Dickinson and Co.	4,255	944,184
Biogen, Inc.(b)	1,987	319,172
Boston Scientific Corp.(b)	8,012	726,368
Bristol-Myers Squibb Co.	69,103	4,092,280
Cardinal Health, Inc.	24,999	3,055,878
Cencora, Inc.	11,588	2,914,961
Centene Corp.(b)	34,308	2,058,480
Cigna Group (The)	12,478	4,215,068
Cooper Cos., Inc. (The)(b)	2,026	211,636
CVS Health Corp.	112,254	6,718,402
Danaher Corp.	5,728	1,372,944
DaVita, Inc.(b)	2,107	350,120
DexCom, Inc.(b)	1,445	112,696
Edwards Lifesciences Corp.(b)	4,008	285,971
Elanco Animal Health, Inc.(b)	10,184	134,531
Elevance Health, Inc.	6,145	2,500,769
Eli Lilly and Co.	1,840	1,463,444
GE HealthCare Technologies, Inc.	4,719	392,715
Gilead Sciences, Inc.	27,341	2,531,230
GRAIL, Inc.(b)(c)	307	5,373
HCA Healthcare, Inc.	4,142	1,355,345
Henry Schein, Inc.(b)	3,736	287,859
Hologic, Inc.(b)	3,606	286,677
Humana, Inc.	5,542	1,642,538
Illumina, Inc.(b)(c)	1,622	233,811
Intuitive Surgical, Inc.(b)	1,464	793,488
IQVIA Holdings, Inc.(b)	2,157	433,212
Jazz Pharmaceuticals PLC(b)(c)	1,824	221,780
Johnson & Johnson	36,761	5,698,323
Labcorp Holdings, Inc.	2,508	604,829
McKesson Corp.	6,325	3,975,262
Medtronic PLC	25,175	2,178,644
Merck & Co., Inc.	25,513	2,593,141
Mettler-Toledo International, Inc.(b)	143	178,922
Moderna, Inc.(b)	3,337	143,691
Molina Healthcare, Inc.(b)	1,462	435,530
	Shares	Value
Health Care-(continued)
Perrigo Co. PLC	5,545	$158,254
Pfizer, Inc.	152,979	4,009,580
Quest Diagnostics, Inc.	2,734	444,712
Regeneron Pharmaceuticals, Inc.(b)	1,195	896,513
ResMed, Inc.	952	237,067
STERIS PLC	1,094	239,652
Stryker Corp.	2,418	948,219
Tenet Healthcare Corp.(b)	2,987	426,185
Thermo Fisher Scientific, Inc.	3,729	1,974,990
United Therapeutics Corp.(b)	677	250,822
UnitedHealth Group, Inc.	16,531	10,087,216
Universal Health Services, Inc., Class B	2,097	429,885
Vertex Pharmaceuticals, Inc.(b)	1,519	711,089
Viatris, Inc.	69,337	907,621
West Pharmaceutical Services, Inc.	491	159,909
Zimmer Biomet Holdings, Inc.	3,819	428,110
Zoetis, Inc.	3,196	560,099
		87,634,681
Industrials-10.59%
3M Co.	13,117	1,751,513
A.O. Smith Corp.	1,964	146,298
AECOM	3,101	362,724
AGCO Corp.(c)	2,560	259,098
Amentum Holdings, Inc.(b)	2,770	67,450
American Airlines Group, Inc.(b)(c)	11,624	168,780
AMETEK, Inc.	1,991	387,011
Atkore, Inc.(c)	1,103	104,024
Automatic Data Processing, Inc.	3,580	1,098,809
Avis Budget Group, Inc.(c)	4,734	516,337
Beacon Roofing Supply, Inc.(b)	2,580	291,592
Boeing Co. (The)(b)	4,820	749,221
Boise Cascade Co.	1,392	205,459
Booz Allen Hamilton Holding Corp.	1,386	205,377
Broadridge Financial Solutions, Inc.	1,024	241,684
Builders FirstSource, Inc.(b)	4,274	796,973
C.H. Robinson Worldwide, Inc.	4,832	510,163
CACI International, Inc., Class A(b)	432	198,668
Carlisle Cos., Inc.	671	306,446
Carrier Global Corp.	8,910	689,367
Caterpillar, Inc.	7,441	3,021,865
Cintas Corp.	1,860	419,969
Copart, Inc.(b)	3,838	243,291
Core & Main, Inc., Class A(b)	3,008	146,038
CSX Corp.	38,884	1,421,210
Cummins, Inc.	2,766	1,037,361
Deere & Co.(c)	5,845	2,723,185
Delta Air Lines, Inc.(c)	5,418	345,777
Dover Corp.	1,699	349,824
Eaton Corp. PLC	2,820	1,058,684
EMCOR Group, Inc.	629	320,865
Emerson Electric Co.	7,444	987,074
Equifax, Inc.	892	233,312
Expeditors International of Washington, Inc.	4,131	502,495
Fastenal Co.	5,015	419,053
FedEx Corp.	8,056	2,438,310
Fluor Corp.(b)	4,927	276,553
Fortive Corp.	4,748	376,659
Fortune Brands Innovations, Inc.	2,576	201,701
General Dynamics Corp.	4,193	1,190,854
General Electric Co.	14,537	2,648,060
GXO Logistics, Inc.(b)(c)	3,308	201,226
Hertz Global Holdings, Inc.(b)(c)	69,194	340,434
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Honeywell International, Inc.	8,740	$2,035,808
Howmet Aerospace, Inc.	2,803	331,819
Hubbell, Inc.	471	216,702
Huntington Ingalls Industries, Inc.	1,008	199,503
Illinois Tool Works, Inc.	3,291	913,318
Ingersoll Rand, Inc.	3,537	368,449
J.B. Hunt Transport Services, Inc.	1,694	320,352
Jacobs Solutions, Inc.	2,770	391,207
Johnson Controls International PLC	12,593	1,056,049
Knight-Swift Transportation Holdings, Inc.	5,519	327,608
L3Harris Technologies, Inc.	3,723	916,789
Leidos Holdings, Inc.	2,143	354,452
Lockheed Martin Corp.	5,489	2,905,931
ManpowerGroup, Inc.	3,791	244,027
Masco Corp.	3,319	267,379
Norfolk Southern Corp.	3,892	1,073,608
Northrop Grumman Corp.	2,612	1,278,966
Old Dominion Freight Line, Inc.	1,577	355,046
Oshkosh Corp.	1,624	184,503
Otis Worldwide Corp.	3,329	342,820
Owens Corning	2,225	457,505
PACCAR, Inc.	9,718	1,137,006
Parker-Hannifin Corp.	1,273	894,792
Paychex, Inc.	2,751	402,389
Quanta Services, Inc.	1,490	513,335
Regal Rexnord Corp.	1,414	244,212
Republic Services, Inc.	2,230	486,809
Robert Half, Inc.(c)	2,640	196,970
Rockwell Automation, Inc.	1,254	370,106
RTX Corp.	34,512	4,204,597
Ryder System, Inc.	2,998	506,182
Science Applications International Corp.(c)	1,363	169,353
Snap-on, Inc.	968	357,860
Southwest Airlines Co.	6,047	195,681
SS&C Technologies Holdings, Inc.	4,373	338,208
Stanley Black & Decker, Inc.	5,230	467,824
Textron, Inc.	5,295	453,411
Trane Technologies PLC	1,824	759,185
TransDigm Group, Inc.	211	264,377
TriNet Group, Inc.(c)	1,814	169,482
Uber Technologies, Inc.(b)	9,864	709,813
UFP Industries, Inc.	1,659	225,458
Union Pacific Corp.	6,886	1,684,729
United Airlines Holdings, Inc.(b)	5,268	510,100
United Parcel Service, Inc., Class B	20,329	2,759,052
United Rentals, Inc.	1,048	907,568
Verisk Analytics, Inc.	1,852	544,877
W.W. Grainger, Inc.	459	553,251
Wabtec Corp.	2,323	466,040
Waste Connections, Inc.	2,250	433,058
Waste Management, Inc.	4,456	1,016,948
Watsco, Inc.(c)	410	226,156
WESCO International, Inc.	1,688	357,130
WillScot Holdings Corp.(b)(c)	4,865	186,038
Xylem, Inc.	1,855	235,121
ZIM Integrated Shipping Services Ltd. (Israel)(c)	20,752	457,374
		67,907,127
Information Technology-17.71%
Accenture PLC, Class A (Ireland)	8,417	3,050,068
Adobe, Inc.(b)	3,380	1,743,843
Advanced Micro Devices, Inc.(b)	9,079	1,245,412
	Shares	Value
Information Technology-(continued)
Akamai Technologies, Inc.(b)	3,047	$286,479
Amdocs Ltd.	3,013	261,287
Amkor Technology, Inc.	6,037	159,618
Amphenol Corp., Class A	8,356	607,063
ANSYS, Inc.(b)	541	189,945
Apple, Inc.	131,841	31,289,825
Applied Materials, Inc.	7,251	1,266,822
AppLovin Corp., Class A(b)	2,015	678,551
Arista Networks, Inc.(b)	707	286,915
Arrow Electronics, Inc.(b)	4,370	525,099
Autodesk, Inc.(b)	1,552	453,029
Avnet, Inc.	6,432	351,895
Broadcom, Inc.	28,238	4,576,815
Cadence Design Systems, Inc.(b)	1,009	309,571
CDW Corp.	1,910	336,026
Cisco Systems, Inc.	81,028	4,797,668
Cognizant Technology Solutions Corp., Class A	11,141	896,739
Coherent Corp.(b)	2,941	294,571
Corning, Inc.	16,723	813,908
Dell Technologies, Inc., Class C	10,477	1,336,760
DXC Technology Co.(b)	24,037	540,833
F5, Inc.(b)	949	237,582
First Solar, Inc.(b)	925	184,325
Flex Ltd.(b)(c)	17,818	694,368
Fortinet, Inc.(b)	4,612	438,371
Gartner, Inc.(b)	460	238,248
Gen Digital, Inc.	9,223	284,530
GoDaddy, Inc., Class A(b)	1,758	347,328
Hewlett Packard Enterprise Co.	61,011	1,294,653
HP, Inc.	30,369	1,075,974
Insight Enterprises, Inc.(b)(c)	936	146,437
Intel Corp.	109,428	2,631,743
International Business Machines Corp.	15,618	3,551,689
Intuit, Inc.	1,800	1,155,114
Jabil, Inc.	5,201	706,452
Juniper Networks, Inc.	7,345	263,832
Keysight Technologies, Inc.(b)	1,900	324,596
KLA Corp.	978	632,795
Kyndryl Holdings, Inc.(b)	7,723	268,065
Lam Research Corp.	11,678	862,771
Marvell Technology, Inc.	6,378	591,177
Microchip Technology, Inc.	6,753	460,352
Micron Technology, Inc.	11,081	1,085,384
Microsoft Corp.	40,482	17,142,508
Motorola Solutions, Inc.	1,072	535,678
NetApp, Inc.	3,117	382,269
NVIDIA Corp.	41,811	5,780,371
ON Semiconductor Corp.(b)	5,520	392,582
Oracle Corp.	11,679	2,158,746
Palo Alto Networks, Inc.(b)	1,087	421,560
Qorvo, Inc.(b)	2,258	155,915
QUALCOMM, Inc.	11,822	1,874,142
Roper Technologies, Inc.	832	471,278
Salesforce, Inc.	9,955	3,285,051
Seagate Technology Holdings PLC	2,287	231,742
ServiceNow, Inc.(b)	638	669,543
Skyworks Solutions, Inc.	3,577	313,309
Snowflake, Inc., Class A(b)	1,521	265,871
Synopsys, Inc.(b)	753	420,543
TD SYNNEX Corp.(c)	6,122	728,457
TE Connectivity PLC (Switzerland)	5,209	787,184
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Teledyne Technologies, Inc.(b)	627	$304,258
Teradyne, Inc.	1,291	142,010
Texas Instruments, Inc.	8,343	1,677,193
Twilio, Inc., Class A(b)	4,321	451,717
VeriSign, Inc.(b)	962	180,067
Western Digital Corp.(b)	3,649	266,341
Workday, Inc., Class A(b)	1,348	336,987
Xerox Holdings Corp.(c)	14,091	128,792
Zoom Video Communications, Inc., Class A(b)	4,238	350,440
		113,629,082
Materials-3.66%
Air Products and Chemicals, Inc.	2,892	966,882
Albemarle Corp.(c)	2,973	320,192
Alcoa Corp.	5,376	249,608
Alpha Metallurgical Resources, Inc.(c)	596	146,360
Amcor PLC	43,618	464,096
Arch Resources, Inc.(c)	1,031	177,250
Avery Dennison Corp.	997	205,332
Ball Corp.	4,770	296,503
Berry Global Group, Inc.	6,004	434,149
Celanese Corp.	2,258	165,308
CF Industries Holdings, Inc.	6,712	601,798
Cleveland-Cliffs, Inc.(b)(c)	29,106	362,370
Commercial Metals Co.(c)	4,502	277,728
Corteva, Inc.	14,398	896,132
Crown Holdings, Inc.(c)	3,081	283,729
Dow, Inc.	26,073	1,152,687
DuPont de Nemours, Inc.	10,914	912,301
Eastman Chemical Co.	3,337	349,451
Ecolab, Inc.	1,967	489,331
Freeport-McMoRan, Inc.	17,690	781,898
Graphic Packaging Holding Co.	8,037	241,833
Huntsman Corp.	8,997	176,161
International Flavors & Fragrances, Inc.	5,230	477,813
International Paper Co.(c)	14,636	861,036
Linde PLC	5,448	2,511,474
LyondellBasell Industries N.V., Class A	9,691	807,648
Magnera Corp.(b)	1	20
Martin Marietta Materials, Inc.	559	335,400
Mosaic Co. (The)	22,586	597,626
Newmont Corp.	19,344	811,287
Nucor Corp.	8,734	1,351,062
Olin Corp.(c)	5,609	238,887
Packaging Corp. of America	1,788	444,944
PPG Industries, Inc.	3,817	474,720
Reliance, Inc.	1,636	525,549
RPM International, Inc.	1,743	241,894
Sherwin-Williams Co. (The)	2,231	886,599
Smurfit WestRock PLC	9,941	546,954
Sonoco Products Co.	2,988	155,017
Steel Dynamics, Inc.	5,695	827,313
Ternium S.A., ADR (Mexico)	13,913	461,494
United States Steel Corp.(c)	15,593	635,727
Vulcan Materials Co.	1,287	370,823
		23,514,386
	Shares	Value
Real Estate-0.68%
CBRE Group, Inc., Class A(b)	6,714	$939,893
CoStar Group, Inc.(b)(c)	2,002	162,843
Equinix, Inc.	663	650,721
Host Hotels & Resorts, Inc.	14,065	259,077
Iron Mountain, Inc.	3,274	404,896
Jones Lang LaSalle, Inc.(b)	1,557	436,894
Public Storage	2,508	872,909
SBA Communications Corp., Class A	1,011	228,739
Weyerhaeuser Co.	12,757	411,541
		4,367,513
Utilities-1.39%
AES Corp. (The)	19,313	251,842
CenterPoint Energy, Inc.	19,529	637,036
CMS Energy Corp.	5,849	407,734
Consolidated Edison, Inc.	9,033	908,630
Constellation Energy Corp.	1,099	281,959
DTE Energy Co.	5,088	639,969
Exelon Corp.	27,952	1,105,781
FirstEnergy Corp.	12,828	545,831
National Fuel Gas Co.	2,938	187,944
NRG Energy, Inc.	4,422	449,319
ONE Gas, Inc.	2,615	203,892
PPL Corp.	17,369	606,699
UGI Corp.(c)	11,229	341,025
Vistra Corp.	7,336	1,172,586
Xcel Energy, Inc.(c)	15,831	1,148,697
		8,888,944
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $565,770,771)		641,311,399
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.98%
Invesco Private Government Fund, 4.63%(d)(e)(f)	8,945,743	8,945,743
Invesco Private Prime Fund, 4.71%(d)(e)(f)	22,978,189	22,985,082
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,931,284)		31,930,825
TOTAL INVESTMENTS IN SECURITIES-104.95% (Cost $597,702,055)		673,242,224
OTHER ASSETS LESS LIABILITIES-(4.95)%		(31,764,192)
NET ASSETS-100.00%		$641,478,032
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,247,303	$(3,247,303)	$-	$-	$-	$3,277
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,669,544	14,791,374	(10,515,175)	-	-	8,945,743	73,687 *
Invesco Private Prime Fund	12,524,916	32,801,789	(22,340,200)	(1,534)	111	22,985,082	194,099 *
Total	$17,194,460	$50,840,466	$(36,102,678)	$(1,534)	$111	$31,930,825	$271,063

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$198,535,622	$-	$-	$198,535,622
Money Market Funds	39,341	32,799,083	-	32,838,424
Total Investments	$198,574,963	$32,799,083	$-	$231,374,046
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$641,311,399	$-	$-	$641,311,399
Money Market Funds	-	31,930,825	-	31,930,825
Total Investments	$641,311,399	$31,930,825	$-	$673,242,224